Employee Benefits - Summary of Assumptions Used Defined Benefit Provident Fund Plan (Detail)	Mar. 31, 2025	Mar. 31, 2024
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	2.20%	1.40%
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	5.40%	5.20%